Acquisitions (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 26, 2020	Jan. 14, 2020	Aug. 31, 2020	May 31, 2020	Jul. 01, 2020	Jun. 04, 2020
Percentage interest acquired	49.00%
Payment on acquisition	$ 150,000
Share issued price per share					$ 1.84	$ 1.16
Purchase price	315,000
Common stock issued during the period			$ 25,000	$ 87,700
Unrelated Third Party [Member]
Common stock issued during the period	$ 165,000
Simplicity One Brasil Ltd [Member]
Percentage interest acquired		90.00%
Payment on acquisition		$ 2,000
Simplicity El Paso, LLC [Member]
Percentage interest acquired	51.00%
Shares issued franchise acquisition	150,000
Share issued price per share	$ 1.10
Purchase price			$ 315,000